Cash Flow Information	12 Months Ended
Mar. 31, 2014
Cash Flow Information

4. Cash Flow Information

Cash payments during fiscal 2012, 2013 and 2014 are as follows:

	Millions of yen
	2012	2013	2014
Cash payments:
Interest	¥116,271	¥105,308	¥88,343
Income taxes	49,190	11,955	32,831

Non-cash activities in fiscal 2012, 2013 and 2014 are as follows.

In fiscal 2012, 2013 and 2014, real estate under operating leases of ¥90,398 million, ¥49,396 million and ¥50,820 million, respectively, were recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral. In fiscal 2014, other assets of ¥8,741 million were also recognized with the corresponding amounts of installment loans and investment in securities being derecognized as a result of acquiring real estate collateral.

In fiscal 2013, both assets and liabilities were decreased ¥33,847 million, in the Company’s consolidated balance sheet due to deconsolidation by the Company of certain VIEs which had been consolidated. The derecognized assets mainly consist of investment in operating leases and investment in securities, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2014, assets and liabilities were decreased by ¥155,918 million and ¥170,869 million, respectively, in the Company’s consolidated balance sheet due to deconsolidation by a subsidiary of certain VIEs which had been consolidated. The derecognized assets mainly consist of installment loans and investment in securities, and the derecognized liabilities mainly consist of long-term debt. These assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

As non-cash financing activities, ¥99,773 million and ¥49,944 million of convertible bonds were converted to common stock in fiscal 2013 and 2014, respectively.

In addition, the Company and its subsidiaries recognized identifiable assets acquired and liabilities assumed at their fair values in connection with the acquisitions, details of which are provided in Note 3 “Acquisitions.”